Income taxes - Summary of current and deferred portions of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income taxes
Current income tax expense	¥ (554)		¥ 903	¥ 29,600
Deferred income tax expense	¥ 554	$ 87	17,661	16,230
Subtotal income tax expense appliable to PRC entities			18,564	45,830
Income tax expense, net			¥ 18,564	¥ 45,830